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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-3443
                                   ---------------------------------------------


                                 AIM Summit Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     10/31
                         --------------------

Date of reporting period:    07/31/05
                          -------------------

Item 1.  Schedule of Investments.

                                 AIM Summit Fund
             Quarterly Schedule of Portfolio Holdings o July 31,2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com                SUM-QTR-1 7/05             A I M Advisors,Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                                                      MARKET
                                                                          SHARES                                      VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
 INTERESTS--95.65%
ADVERTISING--0.86%
Interpublic Group of Cos., Inc. (The)            (a)                        1,563,700                                $ 19,546,250
==================================================================================================================================


AEROSPACE & DEFENSE--2.57%
Alliant Techsystems Inc.                         (a)                          260,650                                  19,027,450
----------------------------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                              170,000                                   6,286,600
----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                         296,200                                  18,482,880
----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                     292,100                                  14,809,470
==================================================================================================================================
                                                                                                                       58,606,400
==================================================================================================================================

AIR FREIGHT & LOGISTICS--0.35%
Expeditors International of Washington, Inc.                                  145,000                                   7,982,250
==================================================================================================================================

APPAREL RETAIL--0.93%
Gap, Inc. (The)                                                             1,003,600                                  21,185,996
==================================================================================================================================

APPLICATION SOFTWARE--1.14%
Amdocs Ltd. (United Kingdom)                     (a)                          523,800                                  15,551,622
----------------------------------------------------------------------------------------------------------------------------------
Intuit Inc.                                      (a)                          220,000                                  10,560,000
==================================================================================================================================
                                                                                                                       26,111,622
==================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.78%
Franklin Resources, Inc.                                                      111,800                                   9,035,676
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Group Inc.                                                      130,400                                   8,652,040
==================================================================================================================================
                                                                                                                       17,687,716
==================================================================================================================================

BIOTECHNOLOGY--2.35%
Amgen Inc.                                       (a)                          328,400                                  26,189,900
----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                                    (a)                          192,700                                  14,338,807
----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.                            (a)                          291,800                                  13,075,558
==================================================================================================================================
                                                                                                                       53,604,265
==================================================================================================================================

BROADCASTING & CABLE TV--0.41%
Univision Communications Inc.-Class A            (a)                          330,000                                   9,332,400
==================================================================================================================================

COMMODITY CHEMICALS--0.21%
Lyondell Chemical Co.                                                         175,000                                   4,889,500
==================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.31%
Cisco Systems, Inc.                              (a)                        1,224,300                                  23,445,345
----------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                                       850,000                                  13,557,500
----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                 184,600                                   7,289,854
----------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                      216,600                                   8,339,100
==================================================================================================================================
                                                                                                                       52,631,799
==================================================================================================================================


SUM-QTR-1                               F-1

                                                                                                                      MARKET
                                                                             SHARES                                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--1.72%
Apple Computer, Inc.                             (a)                          250,000                                $ 10,662,500
----------------------------------------------------------------------------------------------------------------------------------
Avid Technology, Inc.                            (a)                          220,000                                   9,053,000
----------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                        (a)                          484,200                                  19,595,574
==================================================================================================================================
                                                                                                                       39,311,074
==================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.52%
Lexmark International, Inc.-Class A              (a)                           78,600                                   4,928,220
----------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp.                                    (a)                          600,300                                  20,302,146
----------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp.                            (a)                          627,200                                   9,401,728
==================================================================================================================================
                                                                                                                       34,632,094
==================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
 TRUCKS--1.03%
Caterpillar Inc.                                                              230,000                                  12,399,300
----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                   150,000                                  11,029,500
==================================================================================================================================
                                                                                                                       23,428,800
==================================================================================================================================

CONSTRUCTION MATERIALS--0.33%
Cemex S.A. de C.V.-ADR (Mexico)                                               160,000                                   7,545,600
==================================================================================================================================

CONSUMER ELECTRONICS--1.86%
Garmin Ltd. (Cayman Islands)                     (b)                          248,300                                  13,629,187
----------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                         174,300                                  14,981,085
----------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.-New                              514,880                                  13,963,546
 York Shares (Netherlands)
==================================================================================================================================
                                                                                                                       42,573,818
==================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.00%
Affiliated Computer Services, Inc.-Class A       (a)                          137,000                                   6,845,890
----------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.                                   (a)                          674,600                                  14,119,378
----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                              520,000                                  21,392,800
----------------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.-Class A                                                  174,000                                   3,340,800
==================================================================================================================================
                                                                                                                       45,698,868
==================================================================================================================================

DIVERSIFIED CHEMICALS--1.46%
Dow Chemical Co. (The)                                                        325,800                                  15,622,110
----------------------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours and Co.                                              232,500                                   9,923,100
----------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                          139,700                                   7,737,983
==================================================================================================================================
                                                                                                                       33,283,193
==================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
 SERVICES--0.77%
Cendant Corp.                                                                 820,000                                  17,515,200
==================================================================================================================================

DIVERSIFIED METALS & MINING--1.17%
Phelps Dodge Corp.                                                            251,700                                  26,793,465
==================================================================================================================================



SUM-QTR-1                               F-2

                                                                                                                      MARKET
                                                                             SHARES                                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
EDUCATION SERVICES--0.78%
Apollo Group, Inc.-Class A                       (a)                          148,700                                $ 11,174,805
----------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.                           (a)                          171,500                                   6,652,485
==================================================================================================================================
                                                                                                                       17,827,290
==================================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.58%
Emerson Electric Co.                                                          225,000                                  14,805,000
----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                     415,000                                  21,376,650
==================================================================================================================================
                                                                                                                       36,181,650
==================================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.99%
Waste Management, Inc.                                                        806,000                                  22,664,720
==================================================================================================================================

FOOD RETAIL--1.23%
Kroger Co. (The)                                 (a)                        1,416,000                                  28,107,600
==================================================================================================================================

FOOTWEAR--0.40%
NIKE, Inc.-Class B                                                            110,100                                   9,226,380
==================================================================================================================================

GENERAL MERCHANDISE STORES--0.88%
Target Corp.                                                                  341,900                                  20,086,625
==================================================================================================================================

HEALTH CARE DISTRIBUTORS--2.73%
Cardinal Health, Inc.                                                         494,000                                  29,432,520
----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                555,000                                  24,975,000
----------------------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc..                            (a)                          183,500                                   7,921,695
==================================================================================================================================
                                                                                                                       62,329,215
==================================================================================================================================

HEALTH CARE EQUIPMENT--3.75%
Becton, Dickinson and Co.                                                     207,100                                  11,467,127
----------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                  242,600                                   9,250,338
----------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.                         (a)                          253,000                                  16,055,380
----------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                           (a)                          313,400                                  14,858,294
----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                     (a)                          430,300                                  19,483,984
----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.                            (a)                          175,000                                  14,413,000
==================================================================================================================================
                                                                                                                       85,528,123
==================================================================================================================================

HEALTH CARE FACILITIES--1.27%
HCA Inc.                                                                      398,800                                  19,640,900
----------------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc.     (a)                          262,500                                   9,452,625
==================================================================================================================================
                                                                                                                       29,093,525
==================================================================================================================================

HEALTH CARE SUPPLIES--0.53%
Alcon, Inc. (Switzerland)                                                     105,000                                  12,027,750
==================================================================================================================================

HOME IMPROVEMENT RETAIL--0.57%
Lowe's Cos., Inc.                                                             197,303                                  13,065,405
==================================================================================================================================



SUM-QTR-1                               F-3

                                                                                                                      MARKET
                                                                             SHARES                                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDING--1.91%
Centex Corp.                                                                  165,300                                $ 12,228,894
----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                             347,000                                  14,254,760
----------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                      211,400                                  17,081,120
==================================================================================================================================
                                                                                                                       43,564,774
==================================================================================================================================

HOMEFURNISHING RETAIL--1.36%
Bed Bath & Beyond Inc.                           (a)                          483,400                                  22,188,060
----------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                            (a)                          201,400                                   8,893,824
==================================================================================================================================
                                                                                                                       31,081,884
==================================================================================================================================

HOUSEHOLD APPLIANCES--0.57%
Black & Decker Corp. (The)                                                    144,300                                  13,031,733
==================================================================================================================================

HOUSEHOLD PRODUCTS--1.38%
Clorox Co. (The)                                                              136,000                                   7,595,600
----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                    428,500                                  23,837,455
==================================================================================================================================
                                                                                                                       31,433,055
==================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.41%
Robert Half International Inc.                                                279,000                                   9,455,310
==================================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.34%
Wal-Mart Stores, Inc.                                                         155,400                                   7,668,990
==================================================================================================================================

INDUSTRIAL CONGLOMERATES--2.75%
3M Co.                                                                        148,900                                  11,167,500
----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                          579,000                                  19,975,500
----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                           1,039,000                                  31,658,330
==================================================================================================================================
                                                                                                                       62,801,330
==================================================================================================================================

INDUSTRIAL MACHINERY--1.48%
Eaton Corp.                                                                   115,000                                   7,514,100
----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                                          236,600                                  18,495,022
----------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                         117,000                                   7,689,240
==================================================================================================================================
                                                                                                                       33,698,362
==================================================================================================================================

INTEGRATED OIL & GAS--4.12%
Chevron Corp.                                                                 194,500                                  11,282,945
----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                357,000                                  22,344,630
----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                             460,000                                  27,025,000
----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                    406,000                                  33,405,680
==================================================================================================================================
                                                                                                                       94,058,255
==================================================================================================================================

INTERNET RETAIL--0.83%
eBay Inc.                                        (a)                          454,200                                  18,976,476
==================================================================================================================================


SUM-QTR-1                               F-4

                                                                                                                      MARKET
                                                                             SHARES                                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.68%
VeriSign, Inc.                                   (a)                          380,000                                 $ 9,997,800
----------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                                      (a)                          165,000                                   5,501,100
==================================================================================================================================
                                                                                                                       15,498,900
==================================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.94%
Goldman Sachs Group, Inc. (The)                                               162,500                                  17,465,500
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                                 168,000                                  17,661,840
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                     282,500                                  16,605,350
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                290,000                                  15,384,500
==================================================================================================================================
                                                                                                                       67,117,190
==================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.30%
Accenture Ltd.-Class A (Bermuda)                 (a)                          270,000                                   6,760,800
==================================================================================================================================

LEISURE PRODUCTS--0.23%
Mattel, Inc.                                                                  279,000                                   5,203,350
==================================================================================================================================

MANAGED HEALTH CARE--3.31%
Aetna Inc.                                                                    200,900                                  15,549,660
----------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.                       (a)                          205,600                                  14,542,088
----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                       757,200                                  39,601,560
----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                  (a)                           83,400                                   5,899,716
==================================================================================================================================
                                                                                                                       75,593,024
==================================================================================================================================

MOVIES & ENTERTAINMENT--1.03%
Walt Disney Co. (The)                                                         920,000                                  23,588,800
==================================================================================================================================

OIL & GAS DRILLING--2.02%
ENSCO International Inc.                                                      111,100                                   4,486,218
----------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                                    783,300                                  25,715,739
----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)                 (a)                          283,136                                  15,977,364
==================================================================================================================================
                                                                                                                       46,179,321
==================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.76%
Baker Hughes Inc.                                                             502,700                                  28,422,658
----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                               415,000                                  23,260,750
----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)         (a)                          179,000                                  11,327,120
==================================================================================================================================
                                                                                                                       63,010,528
==================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--3.63%
Apache Corp.                                                                  512,350                                  35,044,740
----------------------------------------------------------------------------------------------------------------------------------
Burlington Resources Inc.                                                     459,200                                  29,439,312
----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                            328,700                                  18,436,783
==================================================================================================================================
                                                                                                                       82,920,835
==================================================================================================================================


SUM-QTR-1                               F-5

                                                                                                                      MARKET
                                                                             SHARES                                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING--2.25%
Sunoco, Inc.                                                                  190,000                                $ 23,888,700
----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                           333,200                                  27,582,296
==================================================================================================================================
                                                                                                                       51,470,996
==================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.91%
Citigroup Inc.                                                                506,666                                  22,039,971
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                          616,138                                  21,651,089
==================================================================================================================================
                                                                                                                       43,691,060
==================================================================================================================================

PERSONAL PRODUCTS--0.58%
Avon Products, Inc.                                                           407,900                                  13,342,409
==================================================================================================================================

PHARMACEUTICALS--4.92%
Allergan, Inc.                                                                 85,000                                   7,596,450
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                             307,900                                  19,693,284
----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                 1,119,400                                  29,664,100
----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                          (c)                          332,720                                  28,720,827
----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                              359,800                                  11,297,720
----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                         338,000                                  15,463,500
==================================================================================================================================
                                                                                                                      112,435,881
==================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.94%
ACE Ltd. (Cayman Islands)                                                     465,000                                  21,487,650
==================================================================================================================================

RESTAURANTS--0.43%
McDonald's Corp.                                                              312,800                                   9,749,976
==================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.18%
Lam Research Corp.                               (a)                          312,800                                   8,899,160
----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                           (a)                          626,000                                  18,060,100
==================================================================================================================================
                                                                                                                       26,959,260
==================================================================================================================================

SEMICONDUCTORS--1.65%
Analog Devices, Inc.                                                          216,000                                   8,467,200
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                   410,000                                  11,127,400
----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)          (a)                          280,000                                  12,233,200
----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                        180,400                                   5,729,504
==================================================================================================================================
                                                                                                                       37,557,304
==================================================================================================================================

SOFT DRINKS--0.50%
PepsiCo, Inc.                                                                 210,000                                  11,451,300
==================================================================================================================================

SPECIALIZED CONSUMER SERVICES--0.50%
H&R Block, Inc.                                                               199,000                                  11,335,040
==================================================================================================================================


SUM-QTR-1                               F-6

                                                                                                                      MARKET
                                                                             SHARES                                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCE--0.74%
Moody's Corp.                                                                 358,000                              $   16,936,980
==================================================================================================================================

SPECIALTY STORES--0.58%
Staples, Inc.                                                                 583,350                                  13,282,879
==================================================================================================================================

STEEL--1.32%
Nucor Corp.                                                                   154,000                                   8,539,300
----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                     504,500                                  21,516,925
==================================================================================================================================
                                                                                                                       30,056,225
==================================================================================================================================

SYSTEMS SOFTWARE--5.47%
Adobe Systems Inc.                                                            235,600                                   6,983,184
----------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                     1,064,755                                  29,227,525
----------------------------------------------------------------------------------------------------------------------------------
Macrovision Corp.                                (a)                          416,900                                   9,100,927
----------------------------------------------------------------------------------------------------------------------------------
McAfee Inc.                                      (a)                          340,000                                  10,676,000
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                             1,545,800                                  39,587,938
----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                     (a)                        1,464,100                                  19,882,478
----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                   (a)                          431,200                                   9,473,464
==================================================================================================================================
                                                                                                                      124,931,516
==================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.43%
Fannie Mae                                                                    429,000                                  23,963,940
----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                         125,000                                   8,572,500
==================================================================================================================================
                                                                                                                       32,536,440
==================================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.72%
Nextel Communications, Inc.-Class A              (a)                          475,000                                  16,530,000
==================================================================================================================================


Total Common Stocks & Other Equity Interests
(Cost $1,574,677,548)                                                                                               2,183,896,426
==================================================================================================================================


MONEY MARKET FUNDS--3.90%
Liquid Assets Portfolio-Institutional Class      (d)                       44,477,802                                  44,477,802
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class         (d)                       44,477,802                                  44,477,802
==================================================================================================================================

Total Money Market Funds (Cost $88,955,604)                                                                            88,955,604
==================================================================================================================================
TOTAL INVESTMENTS--99.55% (excluding
 investments purchased with cash collateral from
 securities loaned) (Cost $1,663,633,152)                                                                           2,272,852,030
==================================================================================================================================


SUM-QTR-1                               F-7

                                                                                                                      MARKET
                                                                             SHARES                                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.45%
Liquid Assets Portfolio-Institutional Class      (d)(e)                     5,185,874                             $     5,185,874
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class         (d)(e)                     5,185,874                                   5,185,874
==================================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned)
(Cost $10,371,748)                                                                                                     10,371,748
==================================================================================================================================


TOTAL INVESTMENTS--100.00%
(Cost $1,674,004,900)                                                                                             $ 2,283,223,778
==================================================================================================================================

         Investment Abbreviations:

         ADR      American Depositary Receipt

         Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at July 31, 2005 represented 1.26% of the Fund's Total Investments. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

         See accompanying notes which are an integral part of this schedule.





SUM-QTR-1                                          F-8

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.



SUM-QTR-1                           F-9

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


SUM-QTR-1                           F-10

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                           CHANGE IN
                   MARKET                                  UNREALIZED      MARKET                 REALIZED
                   VALUE    PURCHASES       PROCEEDS      APPRECIATION     VALUE       DIVIDEND     GAIN
FUND             10/31/04    AT COST       FROM SALES    (DEPRECIATION)   07/31/05      INCOME     (LOSS)
----------------------------------------------------------------------------------------------------------
Liquid Assets  $41,927,214  $133,542,779  $(130,992,191)  $     --       $44,477,802  $  957,422  $     --
Portfolio-
Institutional
Class
----------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class           41,927,215   133,542,779   (130,992,192)        --        44,477,802     968,127        --
==========================================================================================================
   SUBTOTAL    $83,854,429  $267,085,558  $(261,984,383)  $     --       $88,955,604  $1,925,549  $     --
==========================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                             CHANGE IN
                  MARKET                                     UNREALIZED     MARKET                 REALIZED
                  VALUE        PURCHASES      PROCEEDS      APPRECIATION     VALUE      DIVIDEND     GAIN
FUND               10/31/04     AT COST      FROM SALES    (DEPRECIATION)  07/31/05      INCOME*    (LOSS)
----------------------------------------------------------------------------------------------------------
Liquid Assets $229,382,849  $325,077,748  $ (549,274,723)  $    --        $ 5,185,874   $  139,467 $    --
Portfolio-
Institutional
Class
----------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class          229,382,849  $324,090,243  $  (548,287,218)      --          5,185,874      141,158      --
==========================================================================================================
   SUBTOTAL   $458,765,698  $649,167,991  $(1,097,561,941) $    --        $10,371,748   $  280,625 $    --
==========================================================================================================
   TOTAL      $542,620,127  $916,253,549  $(1,359,546,324) $    --        $99,327,352   $2,206,174 $    --
__________________________________________________________________________________________________________
==========================================================================================================

* Net of compensation to counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2005, securities with an aggregate value of $10,220,218 were on loan to brokers. The loans were secured by cash collateral of $10,371,748 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $280,625 for securities lending transactions, which are net of compensation to counterparties.


SUM-QTR-1                           F-11

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $321,548,766 and $444,214,981 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


                    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
           -------------------------------------------------------------------------------------------------


           Aggregate unrealized appreciation of investment securities                      $    633,823,466
           -------------------------------------------------------------------------------------------------
           Aggregate unrealized (depreciation) of investment securities                         (31,110,521)
           =================================================================================================
           Net unrealized appreciation of investment securities                            $    602,712,945
           _________________________________________________________________________________________________
           =================================================================================================
           Cost of investments for tax purposes is $1,680,510,833.

SUM-QTR-1                           F-12

Item 2.   Controls and Procedures.

     (a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Summit Fund

By:      /s/ ROBERT H. GRAHAM
         ----------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ----------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 29, 2005


By:      /s/ SIDNEY M. DILGREN
         ----------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    September 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.